INCOME TAXES - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State statutory rate	6.90%	4.10%
Change in rate		(11.00%)
Permanent tax differences	3.70%	(0.30%)
Derivative/Warrant Revaluation	(30.90%)	26.70%
Debt Discount	1.60%	(0.70%)
Deferred true-ups	48.90%	(7.30%)
Change in valuation allowance	(51.20%)	(32.50%)